Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 47,274,052	$ 67,932,494	$ 92,825,372	$ 133,126,009
Voyage expenses	(20,492,951)	(20,871,765)	(40,885,002)	(44,534,157)
Vessel operating expenses	(15,077,122)	(14,313,236)	(29,580,332)	(29,999,390)
Charter hire costs	(1,359,626)	0	(2,563,882)	0
Depreciation	(7,906,716)	(7,945,434)	(15,715,663)	(15,800,393)
Amortization of deferred drydock expenditures	(1,267,511)	(1,492,328)	(2,750,033)	(2,777,670)
General and administrative expenses
Corporate	(4,259,967)	(3,987,796)	(8,436,867)	(7,973,474)
Commercial and chartering	(686,922)	(852,364)	(1,446,717)	(1,719,751)
Unrealized (losses) / gains on derivatives	(21,523)	(99,292)	80,049	(99,292)
Interest expense and finance costs	(4,311,306)	(4,782,484)	(8,087,733)	(10,229,105)
Interest income	17,397	73,988	29,991	218,190
(Loss) / Income before taxes	(8,092,195)	13,661,783	(16,530,817)	20,210,967
Income tax	(33,373)	(78,260)	(91,214)	(108,763)
Net (loss) / income	(8,125,568)	13,583,523	(16,622,031)	20,102,204
Preferred dividend	(81,507)	0	(81,507)	0
Net (loss) / income attributable to common stockholders	$ (8,207,075)	$ 13,583,523	$ (16,703,538)	$ 20,102,204
(Loss) / Earnings per share, basic	$ (0.24)	$ 0.41	$ (0.50)	$ 0.61
Weighted average number of shares outstanding, basic	33,500,030	33,247,848	33,394,008	33,222,383
(Loss) / Earnings per share, diluted	$ (0.24)	$ 0.41	$ (0.50)	$ 0.60
Weighted average number of shares outstanding, diluted	33,500,030	33,356,978	33,394,008	33,357,635